Income Taxes - Narrative (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Examination [Line Items]
Income tax expense (benefit)	$ (19.0)	$ (0.6)	$ 16.0
Penalties and interest			$ 1.3
Valuation allowance, deferred tax asset, increase (decrease), amount	(3.5)	(1.5)
Capitalized research and experimental costs, tax purposes	44.7	$ 29.3
Domestic Tax Authority
Income Tax Examination [Line Items]
Operating loss carryforwards	108.7
Tax credit carryforward, amount	4.9
State and Local Jurisdiction
Income Tax Examination [Line Items]
Operating loss carryforwards	110.3
Tax credit carryforward, amount	$ 0.9